3. Patents (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 211,645	$ 211,645
Accumulated amortization	(117,484)	(108,320)
Finite-Lived Intangible Assets, Net	$ 94,161	$ 103,325